Class A Class C And Investor Class [Member] Investment Objectives and Goals - Class A, Class C and Investor Class - MERIDIAN CONTRARIAN FUND	Jun. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	FUND SUMMARY MERIDIAN CONTRARIAN FUND
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The MERIDIAN CONTRARIAN FUND seeks long-term growth of capital.